2. Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Unaudited Interim Financial Information

Unaudited Interim Consolidated Financial Information

The Company has prepared the accompanying interim consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting. The interim consolidated financial statements are unaudited and, in the Company’s opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of the Company’s consolidated balance sheets, consolidated statements of operations and comprehensive loss, consolidated statements of shareholders’ deficit, and consolidated statements of cash flows for the periods presented. The results reported in these interim consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been omitted in accordance with regulations of the SEC. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2018.

Prior Period Reclassifications	Prior Period Reclassifications Certain prior period amounts have been reclassified to conform to the current period presentation.
Use of Estimates

Use of Estimates

In preparing consolidated financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of assets and liabilities at the date of the consolidated financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates include estimated useful lives and potential impairment of property and equipment, inventory write offs, and allowance for bad debt.

Use of Estimates

In preparing consolidated financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of assets and liabilities at the date of the consolidated financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates include estimated useful lives and potential impairment of property and equipment, inventory write offs, and allowance for bad debt.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

These consolidated financial statements are presented in United States dollars and they include the accounts of urban-gro, Inc. and its wholly-owned subsidiaries. The financial results of Impact have been included in the Company’s consolidated financial statements from the date of acquisition on March 7, 2019.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

From time to time, the Financial Accounting Standards Board (the “FASB”) or other standards setting bodies issue new accounting pronouncements. The FASB issues updates to new accounting pronouncements through the issuance of an Accounting Standards Update ("ASU"). Unless otherwise discussed, the Company believes that the impact of recently issued guidance, whether adopted or to be adopted in the future, is not expected to have a material impact on the Company’s financial statements upon adoption.

Going Concern Assessment

Going Concern Assessment

In August 2014, the FASB issued an ASU regarding disclosures of uncertainties when there are questions about an entity’s ability to continue as a going concern. With the implementation of the ASU, beginning with the year ended December 31, 2016 and all annual and interim periods thereafter, we assess going concern uncertainty for our consolidated financial statements to determine if we have sufficient cash and cash equivalents on hand and working capital to operate for a period of at least one year from the date the consolidated financial statements are issued or are available to be issued. As part of this assessment, based on conditions that are known and reasonably knowable to us, we will consider various scenarios, forecasts, projections, and estimates, and make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and our ability to delay or curtail those expenditures or programs, among other factors, if necessary.

Going Concern Assessment

With the implementation of, ASC No. 205-40, beginning with the year ended December 31, 2016 and all annual and interim periods thereafter, we assess going concern uncertainty for our consolidated financial statements to determine if we have sufficient cash and cash equivalents on hand and working capital to operate for a period of at least one year from the date the consolidated financial statements are issued or are available to be issued, which is referred to as the “look - forward period” as defined by ASC No. 205-40. As part of this assessment, based on conditions that are known and reasonably knowable to us, we will consider various scenarios, forecasts, projections, and estimates, and make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and our ability to delay or curtail those expenditures or programs, among other factors, if necessary, within the look-forward period in accordance with ASC No 205-40.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, accounts payable, notes payable and other current assets and liabilities. We value our financial assets and liabilities using fair value measurements. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are categorized based on whether the inputs are observable in the market and the degree that the inputs are observable. The categorization of financial instruments within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The hierarchy is prioritized into three levels defined as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.

Level 2: Observable inputs other than prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated with observable market data.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs.

The carrying amount of our cash and cash equivalents, accounts receivable, accounts payable, and other current assets and liabilities in our consolidated financial statements approximates fair value because of the short-term nature of the instruments. Investments in non-marketable equity securities are carried at cost less other-than-temporary impairments. The carrying amount of our notes payable and convertible debt at June 30, 2019 and December 31, 2018 approximates their fair values based on our incremental borrowing rates.

There have been no changes in Level 1, Level 2, and Level 3 categorizations and no changes in valuation techniques for these assets or liabilities for the six months ended June 30, 2019.

Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, accounts payable, notes payable and other current assets and liabilities. We value our financial assets and liabilities using fair value measurements. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are categorized based on whether the inputs are observable in the market and the degree that the inputs are observable. The categorization of financial instruments within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The hierarchy is prioritized into three levels (with Level 3 being the lowest) defined as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.

Level 2: Observable inputs other than prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated with observable market data.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs.

The carrying amount of our cash and cash equivalents, accounts receivable, accounts payable, and other current assets and liabilities in our consolidated financial statements approximates fair value because of the short-term nature of the instruments. Investments in non-marketable equity securities are carried at cost less other-than-temporary impairments. The carrying amount of our notes payable and convertible debt at December 31, 2018 and December 31, 2017 approximates their fair values based on our incremental borrowing rates.

There have been no changes in Level 1, Level 2, and Level 3 categorizations and no changes in valuation techniques for these assets or liabilities for the years ended December 31, 2018 and 2017.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid short-term cash investments with an original maturity of three months or less to be cash equivalents. As of June 30, 2019 and December 31, 2018, the Company did not maintain any cash equivalents. The Company maintains cash with financial institutions that may from time to time exceed federally insured limits. The Company has not experienced any losses related to these balances and believes the risk to be minimal.

Cash and Cash Equivalents

The Company considers all highly liquid short-term cash investments with an original maturity of three months or less to be cash equivalents. As of December 31, 2018 and 2017, the Company did not maintain any cash equivalents. The Company maintains cash with financial institutions that may from time to time exceed federally-insured limits. The Company has not experienced any losses related to these balances and believes the risk to be minimal.

Accounts Receivable, Net

Accounts Receivable, Net

Trade accounts receivables are carried at the original invoiced amounts less an allowance for doubtful accounts. As of June 30, 2019 and December 31, 2018, the balance of allowance for doubtful accounts was $18,920 and $18,920, respectively. The allowances for doubtful accounts are calculated based on a detailed review of certain individual customer accounts and an estimation of the overall economic conditions affecting the Company's customer base. The Company reviews a customer's credit history before extending credit to the customer. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additions to the allowance would be required. A provision is made against accounts receivable to the extent they are considered unlikely to be collected. Occasionally the Company will write off bad debt directly to the bad debt expense account when the balance is determined to be uncollectable. Bad debt expense for the six months ended June 30, 2019 and 2018 was $11,615 and $39,963, respectively and for the three months ended June 30, 2019 and 2018 was $0 and $23,099, respectively.

Accounts Receivable, Net

Trade accounts receivables are carried at the original invoiced amounts less an allowance for doubtful accounts. As of December 31, 2018 and 2017, the balance of allowance for doubtful accounts was $18,920 and $63,455, respectively. The allowances for doubtful accounts are calculated based on a detailed review of certain individual customer accounts and an estimation of the overall economic conditions affecting the Company's customer base. The Company reviews a customer's credit history before extending credit to the customer. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additions to the allowance would be required. A provision is made against accounts receivable to the extent they are considered unlikely to be collected. Occasionally the Company will write off bad debt directly to the bad debt expense account when the balance is determined to be uncollectable. Bad debt expense for the years ended December 31, 2018 and 2017 was $106,464 and $141,288, respectively.

Inventories

Inventories

Inventories, consisting entirely of finished goods inventories, are stated at the lower of cost or net realizable value, with cost determined using the average cost method. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. Write-downs and write-offs are charged to cost of goods sold at the realization of change in value. Once written down, inventories are carried at this lower basis until sold or scrapped.

Inventories

Inventories are stated at the lower of cost or net realizable value. Inventory cost is determined using the average cost method. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. All inventory is finished goods and no raw products or work in progress is recorded on the balance sheets. Write-downs and write-offs are charged to cost of goods sold at the realization of change in value. Once written down, inventories are carried at this lower cost basis until sold or scrapped. There are no raw products or work in process inventories recorded on the balance sheets.

Property, Plant and Equipment, Net

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation, amortization and impairment.  Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment is retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes. The Company uses other depreciation methods (generally accelerated) for tax purposes where appropriate. No impairment charges were recorded for the six months ended June 30, 2019 and 2018.

The estimated useful lives for significant property and equipment asset categories are as follows:

Computer and Technology Equipment	3 years
Furniture and Equipment	5 years
Leasehold Improvements	Lease term
Vehicles	3 years
Software	3 years
Other Equipment	3 or 5 years

Property, Plant and Equipment, Net

Property and equipment is stated at cost less accumulated depreciation and impairment. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment is retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes. The Company uses other depreciation methods (generally accelerated) for tax purposes where appropriate. No impairment charges were recorded for the twelve months ended December 31, 2018 and 2017.

The estimated useful lives for significant property and equipment categories are as follows:

Computer and Technology Equipment	3 years
Furniture and Equipment	5 years
Leasehold Improvements	Lease term
Vehicles	3 years
Other Equipment	3 or 5 years
Software	3 years

Operating Lease Right of Use Assets

Operating Lease Right of Use Assets

Operating lease right of use assets are stated at cost less accumulated depreciation, amortization and impairment. The Company has one operating lease with an imputed annual interest rate of 8%. The term of the lease is 24 months commencing on September 1, 2018 and ending on August 31, 2020.

Intangible Assets

Intangible Assets

The Company’s intangible assets, consisting of legal fees for application of patents and trademarks and license fees paid for inspection services, are recorded at cost. Patents and trademarks, once approved, will be amortized using the straight-line method over an estimated life, generally 5 years for patents and 10 to 20 years for trademarks. License fees are amortized over 10 years. Intangible assets are included in “other assets” on the balance sheets.

Intangible Assets

The Company’s intangible assets, consisting of legal fees for application of patents and trademarks and license fees paid for inspection services, are recorded at cost. Patents and trademarks, once approved, will be amortized using the straight-line method over an estimated life, generally 5 years for patents and 10 to 20 years for trademarks. License fees are amortized over 10 years. Intangible assets are included in “other assets” on the balance sheets. The net balance of intangible assets for December 31, 2018 and 2017 was $63,755 and $31,054, respectively. Amortization expense totaled $974 and $0 for the years ended December 31, 2018 and 2017, respectively.

Equity Investments

Equity Investments

Equity investments without readily determinable fair values and for which the Company does not have the ability to exercise significant influence are accounted for at cost with adjustments for observable changes in prices or impairments.

Equity investments for which the Company has the ability to exercise significant influence, but not control, are accounted for using the equity method of accounting. The Company’s share of the earnings or losses as reported by equity-method investees are classified as “Income (Loss) from equity investees, net of tax” on the Company’s consolidated statements of operations and comprehensive income (loss).

Equity Investments

In the first quarter of 2018, the Company adopted ASU 2016-01, “Financial Instruments — Overall (Subtopic 825-10)”. Under ASU 2016-01, entities no longer use the cost method of accounting for equity investments but can instead elect a measurement alternative for equity investments that do not have readily determinable fair values and do not qualify for the practical expedient in ASC 820, “Fair Value Measurement” to estimate fair value using the NAV per share method. After management’s assessment of its two equity investments, management concluded that these two investments should be accounted for using the measurement alternative. Under the alternative, the Company measures these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer, and the Company has to make a separate election to use the alternative for each eligible investment and has to apply the alternative consistently from period to period until the investment’s fair value becomes readily determinable. ASU further requires that the Company should use prospective method for all equity investments without readily determinable fair values.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, which requires that five basic steps be followed to recognize revenue: (1) a legally enforceable contract that meets criterial standards as to composition and substance is identified; (2) performance obligations relating to provision of goods or services to the customer are identified; (3) the transaction price, with consideration given to any variable, noncash, or other relevant consideration, is determined; (4) the transaction price is allocated to the performance obligations; and (5) revenue is recognized when control of goods or services is transferred to the customer with consideration given to whether that control happens over time or not. Determination of criteria (3) and (4) are based on our management's judgments regarding the fixed nature of the selling prices of the products and services delivered and the collectability of those amounts.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, which requires that five basic steps be followed to recognize revenue: (1) a legally enforceable contract that meets criterial standards as to composition and substance is identified; (2) performance obligations relating to provision of goods or services to the customer are identified; (3) the transaction price, with consideration given to any variable, noncash, or other relevant consideration, is determined; (4) the transaction price is allocated to the performance obligations; and (5) revenue is recognized when control of goods or services is transferred to the customer with consideration given to whether that control happens over time or not. Determination of criteria (3) and (4) are based on management's judgments regarding the fixed nature of the selling prices of the products and services delivered and the collectability of those amounts.

Customer Deposit

Customer Deposits

The Company’s policy is to collect deposits from customers at the beginning of the project prior to the design phase. The customer payments received are recorded as a customer deposit liability on the balance sheet. When the project is complete and meets all the criteria for revenue recognition, the deposit is recorded against the customer’s receivable balance. In certain situations when the customer has paid the deposit and design work has been completed but the customer chooses not to proceed with the project, the Company may keep the deposit and recognize revenue.

Customer Deposit

The Company’s policy is to collect deposits from customers at the beginning of the project prior to the design phase. The customer payments received are recorded as a customer deposit liability on the balance sheets. When the project is complete and meets all the criteria for revenue recognition, the deposit is recorded against the customer’s accounts receivable balance. In certain situations when the customer has paid the deposit and design work has been completed but the customer chooses not to proceed with the project, the Company may keep the deposit and book it to revenue.

Cost of Goods Sold

Cost of Sales

The Company’s policy is to recognize cost of sales in the same manner as, and in conjunction with, revenue recognition. The Company’s cost of sales includes the costs directly attributable to revenue recognized and includes expenses related to the purchasing of our products, fees for third-party commissions and shipping costs. Total shipping costs included in cost of sales was $341,365 and $157,768 for the six months ended June 30, 2019 and 2018, respectively and $212,498 and $81,568 for the three months ended June 30, 2019 and 2018, respectively.

Cost of Goods Sold

The Company’s policy is to recognize cost of goods sold the same manner as, and in conjunction with, revenue recognition. The Company’s cost of revenues includes the costs directly attributable to revenue recognized and includes expenses related to the purchasing of products, fees for third-party commissions and shipping costs. Total shipping costs included in the cost of goods sold for the years ended December 31, 2018 and 2017 was $490,526 and $198,822, respectively.

Income Taxes

Income Taxes

The Company files a federal income tax return in the United States and state and local tax returns in applicable jurisdictions. Provisions for current income tax liabilities, if any, would be calculated and accrued on income and expense amounts expected to be included in the income tax returns for the current year. Income taxes reported in earnings, if any, would also include deferred income tax provisions.

Deferred income tax assets and liabilities, if any, would be computed on differences between the financial statement bases of assets and liabilities at the enacted tax rates. Changes in deferred income tax assets and liabilities would be included as a component of income tax expense. The effect on deferred income tax assets and liabilities attributable to changes in enacted tax rates would be charged or credited to income tax expense in the period of enactment. Valuation allowances would be established for certain deferred tax assets when realization is not likely.

Assets and liabilities would be established for uncertain tax positions taken or positions expected to be taken in income tax returns when such positions, in the judgement of the Company, do not meet a more-likely-than-not threshold based on the technical merits of the positions. Valuation allowances would be established for certain deferred tax assets when realization is not likely.

Income Taxes

The Company files a federal income tax return in the United States. In addition, it files income tax returns in state and local jurisdictions as applicable. Provisions for current income tax liabilities, if any, would be calculated and accrued on income and expense amounts expected to be included in the income tax returns for the current year. Income taxes reported in earnings, if any, would also include deferred income tax provisions.

Deferred income tax assets and liabilities, if any, would be computed on differences between the financial statement bases and tax bases of assets and liabilities at the enacted tax rates. Changes in deferred income tax assets and liabilities would be included as a component of income tax expense. The effect on deferred income tax assets and liabilities attributable to changes in enacted tax rates would be charged or credited to income tax expense in the period of enactment. Valuation allowances would be established for certain deferred tax assets when realization is not likely.

Assets and liabilities would be established for uncertain tax positions taken or positions expected to be taken in income tax returns when such positions, in the judgement of the Company, do not meet a more-likely-than-not threshold based on the technical merits of the positions. Valuation allowances would be established for certain deferred tax assets when realization is not likely.

Advertising Costs

Advertising Costs

The Company expenses advertisings costs in the periods the costs are incurred. Prepayments made under contracts are included in prepaid expenses and expensed when the advertisement is run. Total advertising expense incurred was $86,612 and $95,356 for the six months ended June 30, 2019 and 2018, respectively and $58,944 and $73,086 for the three months ended June 30, 2019 and 2018, respectively.

Advertising Costs

The Company expenses advertisings costs in the periods the costs are incurred. Prepayments made under contracts are included in prepaid expenses and expensed when the advertisement is run. Total advertising expense incurred for the years ended December 31, 2018 and 2017 was $153,878 and $54,412, respectively.

Derivative financial instruments

Derivative Financial Instruments

The Company accounts for its warrants by estimating the fair value of these warrants at the respective balance sheet dates using the Black-Scholes option pricing based on the estimated market value of the underlying common stock at the valuation measurement date, the remaining contractual term, risk-free interest rate, and expected volatility of the price of the underlying common stock. There is a moderate degree of subjectivity involved when using option pricing models to estimate the warrants and the assumptions used in the Black-Scholes option-pricing model is moderately judgmental.

Derivative financial instruments

The Company accounts for its warrants issued in accordance with the GAAP accounting guidance under ASC 480, “Distinguishing Liabilities from Equity”. The Company estimated the fair value of these warrants at the respective balance sheet dates using the Black-Scholes option pricing based on the estimated market value of the underlying common stock at the valuation measurement date, the remaining contractual term, risk-free interest rate, and expected volatility of the price of the underlying common stock. There is a moderate degree of subjectivity involved when using option pricing models to estimate the warrants and the assumptions used in the Black-Scholes option-pricing model are moderately judgmental.

Share Based Compensation

Share Based Compensation

The Company periodically issues both options and shares of its Common Stock to employees and consultants in non-capital raising transactions for fees and services.

The Company accounts for stock issued to non-employees with the value of the stock compensation based upon the measurement date as determined at the grant date of the award. Accounting for stock-based compensation to non-employees requires the measurement and recognition of compensation expense for all share-based payment awards made to non-employees based on estimated fair values.

The Company accounts for stock grants issued and vesting to employees with the award being measured at its fair value at the date of grant and amortized ratably over the vesting period. Accounting for stock-based compensation to employees requires the measurement and recognition of compensation expense for all share-based payment awards made to employees based on estimated fair values. The Company also estimates forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from its estimates.

Share Based Compensation

The Company periodically issue shares of its common stock to employees and consultants in non-capital raising transactions for fees and services.

The Company accounts for stock issued to non-employees in accordance with ASC 505-50, Equity, whereas the value of the stock compensation is based upon the measurement date as determined at either (a) the date at which a performance commitment is reached, or (b) at the date at which the necessary performance to earn the equity instruments is complete.

The Company accounts for stock grants issued and vesting to employees based on ASC 718, Compensation – Stock Compensation, whereas the award is measured at its fair value at the date of grant and is amortized ratably over the vesting period. Accounting for stock-based compensation to employees requires the measurement and recognition of compensation expense for all share-based payment awards made to employees based on estimated fair values. The Company also estimates forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from our estimates.

Earnings (Loss) Per Share

Loss Per Share

The Company computes net loss per share by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share would be computed by dividing net loss by the weighted-average of all potentially dilutive shares of common stock that were outstanding during the periods presented. The diluted earnings per share calculation is not presented as it results in an anti-dilutive calculation of net loss per share.

The treasury stock method would be used to calculate diluted earnings per share for potentially dilutive stock options and share purchase warrants. This method assumes that any proceeds received from the exercise of in-the-money stock options and share purchase warrants would be used to purchase common shares at the average market price for the period.

Earnings (Loss) Per Share

The Company computes net earnings (loss) per share under ASC subtopic 260-10, Earnings Per Share, Basic earnings or loss per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income (loss) by the weighted-average of all potentially dilutive shares of common stock that were outstanding during the periods presented.

The treasury stock method is used in calculating diluted EPS for potentially dilutive stock options and share purchase warrants, which assumes that any proceeds received from the exercise of in-the-money stock options and share purchase warrants, would be used to purchase common shares at the average market price for the period.

Recently Issued Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued an ASU amending the accounting for leases. The new guidance requires the recognition of lease assets and liabilities for operating leases with terms of more than 12 months, in addition to those currently recorded, on our consolidated balance sheets. Presentation of leases within the consolidated statements of operations and comprehensive loss and consolidated cash flows will be generally consistent with the prior lease accounting guidance. The ASU was effective for reporting periods beginning after December 13, 2018, with early adoption permitted. The Company adopted the ASU effective January 1, 2019 under the modified retrospective method with respect to lease contracts in effect as of the adoption date. The adoption of the ASU increased our assets and liabilities by $139,266 as of January 1, 2019 due to the recognition of right of use assets and lease liabilities with respect to operating leases.

Recently Issued Accounting Pronouncements

From time to time, the FASB or other standards setting bodies issue new accounting pronouncements. Unless otherwise discussed, the Company believes that the impact of recently issued guidance, whether adopted or to be adopted in the future, is not expected to have a material impact on the Company’s consolidated financial statements upon adoption.

In February 2016, the FASB issued ASU 2016-02 “Leases”, which together with subsequent amendments is included in ASC 842, “Leases”. Most significantly, ASC 842 requires a lessee to recognize on the statement of financial position a liability to make lease payments and an asset with respect to its right to use the underlying asset for the lease term. Leases are classified as either financing or operating, with classification affecting the pattern of expense recognition in the statements of operations. ASC 842 also requires improved disclosures to help users of financial statements better understand the amount, timing and uncertainty of cash flows arising from leases. The update is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that reporting period. Early adoption is permitted. The Company is adopting ASC 2016-02 effective January 1, 2019 under the modified retrospective method with respect to lease contracts in effect as of the adoption date. The adoption of ASC 2016-02 will increase our assets and liabilities by approximately $139,000 as of January 1, 2019 due to the recognition of right-of-use assets and lease liabilities with respect to operating leases. The Company does not believe the adoption of ASC 842 will have a material effect on its financial position, results of operations or cash flows

In June 2018, the FASB issued ASU 2018-07, “Compensation – Stock Compensation (Topic 718): Improvements in Nonemployee Share-Based Payment Accounting” which simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, which may lower their cost and reduce volatility in the income statement. The update is effective for fiscal years beginning after December 31, 2018, including interim reporting periods within that reporting period. Early adoption is permitted. The Company is adopting ASU 2018-07 effective January 1, 2019 and does not believe the adoption of ASU 2018-07 will have a material effect on its financial position, results of operations or cash flows.

There are other various updates recently issued by the FASB, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company's financial position, results of operations or cash flows.